Cover	12 Months Ended
Dec. 31, 2023 shares
Document Information [Line Items]
Document Type	6-K
Document Period End Date	Dec. 31, 2023
Entity Registrant Name	BARRICK GOLD CORP
Entity Common Stock, Shares Outstanding (shares)	1,778,189,894
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	false
Entity Central Index Key	0000756894
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Amendment Flag	false